Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payments made during the period:
Interest	$ 212.7	$ 186.4	$ 175.0
Income tax and social contribution	23.3	28.6	153.9
Non-cash financing and investing transactions
Impairment of assets	(55.2)	(58.4)
Government grants		(4.3)	(51.5)
Inventory [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment	(29.5)	(21.6)	2.5
Property, plant and equipment, transfer for providing for the sale of inventory	$ (112.7)	$ (100.8)	(34.8)
Financial guarantees [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment			45.7
Intangible assets [member]
Non-cash financing and investing transactions
Non-cash additions of property plant and equipment			$ 7.5